SUBSEQUENT EVENTS (Details)	Dec. 02, 2021 USD ($) $ / shares shares	Feb. 15, 2021 USD ($)	Oct. 27, 2021 USD ($)	Oct. 26, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 24, 2021 USD ($)	Apr. 20, 2021 USD ($)	Feb. 15, 2021 GBP (£)
Standby letter of credit
Subsequent Event [Line Items]
Current credit facility					$ 10,000,000
Subsequent Event
Subsequent Event [Line Items]
Percentage of risks reinsured		60.00%
Subsequent Event | Reinsurance Agreement
Subsequent Event [Line Items]
Maximum liability per claim		$ 1,385,141						£ 1,000,000
Subsequent Event | Aldel Financial Inc.
Subsequent Event [Line Items]
Aggregate value of the consideration	$ 3,000,000,000
Cash consideration	$ 489,660,942
Number of units issued | shares	251,033,906
Number of shares issued | shares	70,385,000
Issue price | $ / shares	$ 10.00
Aggregate consideration	$ 703,850,000
Subsequent Event | Secured commitment letters
Subsequent Event [Line Items]
Current credit facility			$ 230,000,000	$ 160,000,000
Credit facility amount						$ 230,000,000
Subsequent Event | Standby letter of credit
Subsequent Event [Line Items]
Current credit facility							$ 10,000,000